Share capital and share based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital And Share Based Payments [Abstract]
Disclosure of changes in share capital
The table below presents the historical changes in the share capital of the Company as of December 31, 2020, 2021 and 2022, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2020	3,941,281	369,617,017	78,811,114	14,507	€0.05
January 15, 2020	Capital increase by issuance of common shares (exercise of share warrants)	75	2,985	1,500		€0.05
January 27, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	4,283	(4,283)	85,650		€0.05
July 7, 2020	Capital increase by issuance of common shares (exercise of share warrants)	1,250	43,000	25,000		€0.05
July 13, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,869	(2,869)	57,376		€0.05
September 11, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
September 24, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	226	(226)	4,550	(35)	—
December 31, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
December 31, 2020	Share based payments	—	2,475,422	—		€0.05
	December 31, 2020	3,950,048	372,130,982	78,986,490	14,462	€0.05
(1)Share issuance costs representing incremental expenses directly attributable to the offering of new shares in the IPO on the Nasdaq and in the European Private Placement (together the “Global Offering”) were recorded through equity for an amount of €621 thousand. They consist mainly of legal, financial, accounting and printing fees associated with drafting and filing the registration statement of Innate Pharma. The other incremental costs incurred in the Global Offering were expensed for an amount of €2,150 thousand.

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2021	3,950,048	372,130,982	78,986,490	14,462	€0.05
June 4, 2021	Capital increase by issuance of common shares (exercise of share warrants)	1,500	59,700	30,000	—	€0.05
July 7, 2021	Capital increase by issuance of common shares (exercise of share warrants)	222	7,637	4,440	—	€0.05
July 19, 2021	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	548	(548)	11,050	(85)	€0.05
July 22, 2021	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,418	(2,418)	48,362	—	€0.05
July 22, 2021	Capital increase by issuance of common shares (exercise of share warrants)	625	21,500	12,500	—	€0.05
August 6, 2021	Capital increase by issuance of common shares (exercise of share warrants)	10,000	398,000	200,000	—	€0.05
December 31, 2021	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	1,819	(1,819)	36,660	(282)	€0.05
December 31, 2021	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,656	(10,656)	213,125	—	€0.05
December 31, 2021	Share based payments	—	2,617,289	—	—
	December 31, 2021	3,977,836	375,219,667	79,542,627	14,095	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2022	3,977,836	375,219,667	79,542,627	14,095	€0.05
February 14, 2022	Capital increase by issuance of common shares (exercise of share warrants)	38	1,493	750	—	€0.05
February 14, 2022	Capital increase by issuance of common shares	2,316	187,596	46,320	—	€0.05
February 14, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,948	(6,948)	138,960	—	€0.05
April 22, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	1,250	(1,250)	25,000	—	€0.05
July 13, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	681	(681)	13,614	—	€0.05
July 25, 2022	Capital increase by issuance of common shares (exercise of share warrants)	6,287	(6,287)	125,748	—	€0.05
December 16, 2022	Subsciption of share warrants	—	9,995	—	—	€—
November 7, 2022	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	15,953	(15,953)	319,050	—	€0.05
December 31, 2022	Share based payments	—	4,249,113	—	—	—
	December 31, 2022	4,011,308	379,636,744	80,212,069	14,095	€0.05

Disclosure of number and weighted average exercise prices of other equity instruments	The Company has issued BSAs, BSAARs, stock options, AGAs and AGAPs as follows as of December 31, 2020, 2021 and 2022, respectively: :

Date	Types	Number of warrants issued as of 12/31/2020	Number of warrants void as of 12/31/2020	Number of warrants exercised as of 12/31/2020	Number of warrants outstanding as of 12/31/2020	Maximum number of shares to be issued as of 12/31/2020	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	395,000	255,000	255,000	€2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	50	2,185	284,050	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	833	—	4,892	489,200	—
April 3, 2018	AGAP Management 2017-1	2,400	800	—	1,600	160,000	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	85,000	—	242,500	242,500	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	60,000	—	200,000	200,000	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	86,100	—	460,600	460,600	—
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	—
July 13, 2020	AGA Bonus 2020-1	79,861	—	—	79,861	79,861	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	70,540	—	696,110	696,110	—
August 5, 2020	AGA Perf Management 2020-1	710,000	—	—	710,000	710,000	—
July 21, 2020	Stock Options 2020-1	102,000	72,000	—	30,000	30,000	—
July 29, 2011	BSA 2011-2	225,000	—	183,060	41,940	41,940	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
	Total as of December 31, 2020	6,398,008	418,263	1,552,225	4,427,520	5,869,143

Date	Types	Number of warrants issued as of 12/31/2021	Number of warrants void as of 12/31/2021	Number of warrants exercised as of 12/31/2021	Number of warrants outstanding as of 12/31/2021	Maximum number of shares to be issued as of 12/31/2021	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	189,900	—	356,800	356,800	—
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	—
July 13, 2020	AGA Bonus 2020-1	79,861	17,885	48,362	13,614	13,614	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	249,826	—	516,824	516,824	—
August 5, 2020	AGA Perf Management 2020-1	710,000	30,000	—	680,000	680,000	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	—	125,748	125,748	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	17,500	—	1,049,100	1,049,100	—
October 1, 2021	AGA Perf Management 2021-1	610,000	30,000	—	580,000	580,000	—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05

September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
	Total as of December 31, 2021	8,200,356	1,112,601	2,061,019	5,026,736	5,778,308

Date	Types	Number of warrants issued as of 12/31/2022	Number of warrants void as of 12/31/2022	Number of warrants exercised as of 12/31/2022	Number of warrants outstanding as of 12/31/2022	Maximum number of shares to be issued as of 12/31/2022	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	—	86,700	59,350	59,350	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	286,306	—	480,344	480,344	—
August 5, 2020	AGA Perf Management 2020-1	710,000	60,000	—	650,000	650,000	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	95,600	—	971,000	971,000	—
October 1, 2021	AGA Perf Management 2021-1	610,000	90,000	—	520,000	520,000	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—

October 3, 2022	AGA Bonus 2022-1	128,061	—	—	128,061	128,061	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	—	—	1,371,500	1,371,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
	Total as of December 31, 2022	10,428,877	1,711,671	2,684,141	6,033,065	6,784,637

Disclosure of terms and conditions of other equity instruments
Details of AGA

	AGAP Management 2016-1		AGAP Employees 2016-1		AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016		October 21, 2016		October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1 year		1 year		3 years	1 year	1 year
Non transferability period	2 years after the vesting period end		2 years after the vesting period end		None	2 years after the vesting period end	2 years after the vesting period end
Number of free shares granted	2,000		2,486		50,000	99,932	3,000
Share entitlement per free share	130	(1)	130	(1)	1	1	111
Grant date share fair value	€10.87		€10.87		€10.87	€10.87	€12.73
Expected dividends	None		None		None	None	None
Performance conditions	Yes		Yes		None	None	Yes
Expected turnover (yearly basis)	5%		5%		—	5%	9%

Volatility	40%	40%	—	—	40%
Fair value per AGA	€911	€911	€10.55	€10.55	€956

	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017-1
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3 years	1 year	1 year	1 year	1 year
Non transferability period	None	2 years after the vesting period end	1 year after the vesting period end	1 year after the vesting period end	2 years after the vesting period end
Number of free shares granted	250,000	149,943	114,500	28,556	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12.73	€12.73	€5.52	€10.90	€5.52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	—	5%	4	—%	5%
Volatility	—	—	55	—%	55%
Fair value per AGA	€14.61	€10.55	€5.83	€10.30	€90

	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3, 2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1 year	1 year	3 years	3 years	3 years
Non transferability period	2 years after the vesting period end	1 year after the vesting period end	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	—	4%	10%	10%
Volatility	55%	—	45%	45%	—
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74

	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019	AGA Bonus 2020
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019	July 13, 2020
Vesting period (years)	1 year	1 year	3 years	3 years	1 year
Non transferability period	1 year after the vesting period end	1 year after the vesting period end	None	None	1 year after the vesting period end
Number of free shares granted	90,650	57,376	546,700	355,000	79,861
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13	€6.40
Expected dividends	None	None	None	None	None
Performance conditions	No	No	Yes	Yes	No
Expected turnover (yearly basis)	4.03%	—	10%	10%	—%
Volatility	N/A	—	45%	45%	—%
Fair value per AGA	€7.31	€5.72	€3.13	€3.13	€6.40

	AGA Perf Employees 2020-1	AGA Perf Management 2020-1	AGA Bonus 2021-1	AGA Perf Employees 2021-1	AGA Perf Management 2021-1
Date of grant (Board of Directors)	August 5, 2020	August 5, 2020	July 22, 2021	October 1, 2021	October 1, 2021
Vesting period (years)	3.5 years	3.5 years	1 year	3.5 years	3.5 years
Non transferability period	None	None	1 year	None	None
Number of free shares granted	769,202	710,000	125,748	1,066,600	610,000
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€2.94	€2.94	€3.43	€1.76	€1.76
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	No	Yes	Yes
Expected turnover (yearly basis)	10.00%	10.00	—	13.32	13.32
Volatility	45.00%	45.00	—	50.00	50.00
Fair value per AGA	€2.94	€2.94	€3.43	€1.76	€1.76

	AGA "Plan Epargne Entreprise" 2022	AGA Bonus 2022-1	AGA Perf Employees 2022-1	AGA Perf Management 2022-1
Date of grant (Board of Directors)	February 12, 2022	October 3, 2022	December 12, 2022	December 12, 2022
Vesting period (years)	None	1 year	3.1 years	3.1 years
Non transferability period	None	None	None	None
Number of free shares granted	138,960	128,061	1,371,500	550,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€4.10	€3.89	€1.39	€1.39
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—%	—	10.50	10.50
Volatility	—%	—	50.00	50.00
Fair value per AGA	€4.10	€3.89	€1.39	€1.39
Details of BSA

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2 years	2 years	2 years	2 years	2 years
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA	5.5 years	5.5 years	5.5 years	5.5 years	6 years
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57

BSA 2022-1
Date of grant (Board of directors)	December 16, 2022
Vesting period (years)	2 years
Plan expiration date	October 3, 2032
Number of BSA granted	40,000
Share entitlement per BSA	1
Exercise price	€2.31
Valuation method used	Black & Scholes
Grant date share fair value	€1.31
Expected volatility	50.00%
Average life of BSA	5.5 years
Risk-free interest rate	2.40%
Expected dividends	None
Performance conditions	None
Fair value per BSA	€1.21

BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Vesting period (years)	2 years
Plan expiration date	June 30, 2025

Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1
Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10 years
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15

Disclosure of change in number of other equity instruments outstanding
Change in Number of AGAs Outstanding

	Year ended December 31,
Number of AGAs	2020	2021	2022
Balance at beginning of period	1,607,345	2,752,198	3,678,354
Granted during the period	1,556,511	1,802,348	2,188,521
Forfeited during the period	(268,587)	(614,338)	(567,330)
Exercised during the period	(143,071)	(261,854)	(622,372)
Expired during the period	—	—	—
Balance at end of period	2,752,198	3,678,354	4,677,173
Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2020	2021	2022
Balance at beginning of period	309,500	284,500	242,560
Granted during the period	—	—	40,000
Forfeited during the period	—	—	(31,740)
Exercised during the period	(25,000)	(16,940)	—
Expired during the period	—	(25,000)	—
Balance at end of period	284,500	242,560	250,820
Change in Number of BSAAR Outstanding

	Year ended December 31,
Number of BSAAR	2020	2021	2022
Balance at beginning of period	1,362,322	1,360,822	1,105,822
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	(1,500)	(230,000)	(750)
Expired during the period	—	(25,000)	—
Balance at end of period	1,360,822	1,105,822	1,105,072

Disclosure of closing balance of share-based payment arrangements
Breakdown of the Closing Balance

	Year ended December 31,
	2020	2021	2022
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,450	1,200	1,200
AGAP Employees 2016-1	2,185	2,068	2,068
AGAP 2016-2	3,000	3,000	3,000
AGAP Management 2017	1,600	—	—
AGAP Perf Employees 2018	242,500	—	—
AGAP Perf Management 2018	200,000	—	—
AGA New Members 2017-1	25,000	25,000	—
AGA Perf Employees 2019-1	460,600	356,800	—
AGA Perf Management 2019-1	325,000	325,000	—
AGA Bonus 2020-1	79,861	13,614	—
AGA Perf Employees 2020-1	696,110	516,824	480,344
AGA Perf Management 2020-1	710,000	680,000	650,000
AGA Bonus 2021-1	—	125,748	—
AGA Perf Employees 2021-1	—	1,049,100	971,000
AGA Perf Management 2021-1	—	580,000	520,000
AGA Bonus 2022-1	—	—	128,061
AGA Perf Employees 2022-1	—	—	1,371,500
AGA Perf Management 2022-1	—	—	550,000
TOTAL	2,752,198	3,678,354	4,677,173
Breakdown of the Closing Balance

	Year ended December 31,
	2020		2021		2022
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2011-2	41,940	41,940	—	—	—	—
BSA 2013	46,360	46,360	46,360	46,360	46,360	46,360
BSA 2014	75,000	75,000	75,000	75,000	75,000	75,000
BSA 2015-1	70,000	70,000	70,000	70,000	70,000	70,000
BSA 2015-2	14,200	14,200	14,200	14,200	14,200	14,200
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
BSA 2022-1	—	—	—	—	8,260	8,260
TOTAL	284,500	284,500	242,560	242,560	250,820	250,820

	Year ended December 31,
	2020		2021		2022
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	255,000	255,000	—	—	—	—
BSAAR 2012	60,100	60,100	60,100	60,100	59,350	59,350
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722
TOTAL	1,360,822	1,360,822	1,105,822	1,105,822	1,105,072	1,105,072

Disclosure of breakdown of expenses per financial year
The share-based compensation expenses are broken down as follows (in thousands of euro):

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
AGA Perf Management 2018 / AGA Perf Employees 2018	618	(232)	—
AGA 2018-1 Employees	23	—	—
AGA 2017-1 Management (New Members)	43	71	—
AGAP Employee 2019 / AGAP Management 2019	867	649	(181)
AGA Bonus 2019-1	—	—	—
AGA Bonus 2020	394	—	—
AGAP Employee 2020 / AGAP Management 2020	502	1,253	1,738
Stock Options 2020	28	(28)	—
AGA Bonus 2021-1	—	432	—
AGAP Employee 2021 / AGAP Management 2021	—	473	1,577
AGA "Plan Epargne Entreprise" 2022	—	—	570
AGA Bonus 2022-1	—	—	499
AGAP Employee 2022 / AGAP Management 2022	—	—	46
Share based compensation	2,475	2,617	4,249